Prepaid Expenses and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Receivables (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Opening balance	¥ 351,955	¥ 264,888	¥ 263,018
Writing off accounts receivable		87,067	1,870
Ending balance	¥ 351,955	¥ 351,955	¥ 264,888